Condensed Consolidating Statement of Condition (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets:
Cash and due from banks	$ 388,311,000	$ 394,035,000
Money market investments	3,262,286,000	4,171,048,000
Trading account debt securities, at fair value	40,321,000	37,787,000
Debt Securities Available for Sale, at Fair Value	17,648,473,000	13,300,184,000
Debt securities held-to-maturity, at amortized cost	97,662,000	101,575,000
Equity securities	159,887,000	155,584,000
Investment in subsidiaries	0	0
Loans held-for-sale, at lower of cost or fair value	59,203,000	51,422,000
Loans held-in-portfolio:
Loans held-in-portfolio	27,587,856,000	26,663,713,000
Less - Unearned income	180,983,000	155,824,000
Allowance for loan losses	477,708,000	569,348,000	$ 623,426,000
Total loans held-in-portfolio, net	26,929,165,000	25,938,541,000
Premises and equipment, net	556,650,000	569,808,000
Other real estate	122,072,000	136,705,000
Accrued income receivable	180,871,000	166,022,000
Mortgage servicing assets, at fair value	150,906,000	169,777,000	168,031,000
Other assets	1,819,615,000	1,714,134,000
Goodwill	671,122,000	671,122,000	627,294,000
Other intangible assets	28,780,000	26,833,000
Total assets	52,115,324,000	47,604,577,000	44,277,337,000
Deposits:
Non-interest bearing	9,160,173,000	9,149,036,000
Interest bearing	34,598,433,000	30,561,003,000
Total deposits	43,758,606,000	39,710,039,000
Assets sold under agreements to repurchase	193,378,000	281,529,000
Other short-term borrowings	0	42,000
Notes payable	1,101,608,000	1,256,102,000
Other liabilities	1,044,953,000	921,808,000
Total liabilities	46,098,545,000	42,169,520,000
Stockholders' equity:
Preferred stock	50,160,000	50,160,000
Common stock	1,044,000	1,043,000
Surplus	4,447,412,000	4,365,606,000
Retained Earnings (Accumulated Deficit)	2,147,915,000	1,651,731,000
Treasury stock, at cost	(459,814,000)	(205,509,000)
Accumulated other comprehensive (loss) income, net of tax	(169,938,000)	(427,974,000)	(350,652,000)
Total stockholders' equity	6,016,779,000	5,435,057,000	$ 5,103,905,000	$ 5,197,957,000
Total liabilities and stockholders' equity	52,115,324,000	47,604,577,000
Elimination
Assets:
Cash and due from banks	(56,008,000)	(68,022,000)
Money market investments	(237,029,000)	(191,288,000)
Trading account debt securities, at fair value	0	0
Debt Securities Available for Sale, at Fair Value	0	0
Debt securities held-to-maturity, at amortized cost	0	0
Equity securities	(199,000)	(141,000)
Investment in subsidiaries	(8,049,648,000)	(7,404,201,000)
Loans held-for-sale, at lower of cost or fair value	0	0
Loans held-in-portfolio:
Loans held-in-portfolio	5,955,000	5,955,000
Less - Unearned income	0	0
Allowance for loan losses	0	0
Total loans held-in-portfolio, net	5,955,000	5,955,000
Premises and equipment, net	0	0
Other real estate	0	0
Accrued income receivable	(249,000)	(145,000)
Mortgage servicing assets, at fair value	0	0
Other assets	(18,383,000)	(15,697,000)
Goodwill	(1,000)	(1,000)
Other intangible assets	0	0
Total assets	(8,355,562,000)	(7,673,540,000)
Deposits:
Non-interest bearing	(56,008,000)	(68,022,000)
Interest bearing	(237,029,000)	(191,288,000)
Total deposits	(293,037,000)	(259,310,000)
Assets sold under agreements to repurchase	0	0
Other short-term borrowings		0
Notes payable	0	0
Other liabilities	(18,708,000)	(16,011,000)
Total liabilities	(311,745,000)	(275,321,000)
Stockholders' equity:
Preferred stock	0	0
Common stock	(56,309,000)	(56,309,000)
Surplus	(10,011,852,000)	(9,954,780,000)
Retained Earnings (Accumulated Deficit)	1,861,504,000	2,143,263,000
Treasury stock, at cost	(110,000)	(88,000)
Accumulated other comprehensive (loss) income, net of tax	162,950,000	469,695,000
Total stockholders' equity	(8,043,817,000)	(7,398,219,000)
Total liabilities and stockholders' equity	(8,355,562,000)	(7,673,540,000)
Popular, Inc. Holding Co.
Assets:
Cash and due from banks	55,956,000	68,022,000
Money market investments	221,598,000	176,256,000
Trading account debt securities, at fair value	0	0
Debt Securities Available for Sale, at Fair Value	0	0
Debt securities held-to-maturity, at amortized cost	8,726,000	8,726,000
Equity securities	10,744,000	6,693,000
Investment in subsidiaries	6,243,065,000	5,704,119,000
Loans held-for-sale, at lower of cost or fair value	0	0
Loans held-in-portfolio:
Loans held-in-portfolio	32,027,000	32,678,000
Less - Unearned income	0	0
Allowance for loan losses	410,000	155,000
Total loans held-in-portfolio, net	31,617,000	32,523,000
Premises and equipment, net	3,893,000	3,394,000
Other real estate	146,000	146,000
Accrued income receivable	382,000	284,000
Mortgage servicing assets, at fair value	0	0
Other assets	93,835,000	76,073,000
Goodwill	0	0
Other intangible assets	6,463,000	6,559,000
Total assets	6,676,425,000	6,082,795,000
Deposits:
Non-interest bearing	0	0
Interest bearing	0	0
Total deposits	0	0
Assets sold under agreements to repurchase	0	0
Other short-term borrowings		0
Notes payable	586,119,000	584,851,000
Other liabilities	73,596,000	62,799,000
Total liabilities	659,715,000	647,650,000
Stockholders' equity:
Preferred stock	50,160,000	50,160,000
Common stock	1,044,000	1,043,000
Surplus	4,438,706,000	4,357,079,000
Retained Earnings (Accumulated Deficit)	2,156,442,000	1,660,258,000
Treasury stock, at cost	(459,704,000)	(205,421,000)
Accumulated other comprehensive (loss) income, net of tax	(169,938,000)	(427,974,000)
Total stockholders' equity	6,016,710,000	5,435,145,000
Total liabilities and stockholders' equity	6,676,425,000	6,082,795,000
PNA Holding Co.
Assets:
Cash and due from banks	0	0
Money market investments	16,029,000	15,288,000
Trading account debt securities, at fair value	0	0
Debt Securities Available for Sale, at Fair Value	0	0
Debt securities held-to-maturity, at amortized cost	2,835,000	2,835,000
Equity securities	20,000	20,000
Investment in subsidiaries	1,806,583,000	1,700,082,000
Loans held-for-sale, at lower of cost or fair value	0	0
Loans held-in-portfolio:
Loans held-in-portfolio	0	0
Less - Unearned income	0	0
Allowance for loan losses	0	0
Total loans held-in-portfolio, net	0	0
Premises and equipment, net	0	0
Other real estate	0	0
Accrued income receivable	108,000	116,000
Mortgage servicing assets, at fair value	0	0
Other assets	21,324,000	27,639,000
Goodwill	0	0
Other intangible assets	0	0
Total assets	1,846,899,000	1,745,980,000
Deposits:
Non-interest bearing	0	0
Interest bearing	0	0
Total deposits	0	0
Assets sold under agreements to repurchase	0	0
Other short-term borrowings		0
Notes payable	94,090,000	94,063,000
Other liabilities	3,200,000	3,287,000
Total liabilities	97,290,000	97,350,000
Stockholders' equity:
Preferred stock	0	0
Common stock	2,000	2,000
Surplus	4,173,169,000	4,172,983,000
Retained Earnings (Accumulated Deficit)	(2,425,429,000)	(2,479,503,000)
Treasury stock, at cost	0	0
Accumulated other comprehensive (loss) income, net of tax	1,867,000	(44,852,000)
Total stockholders' equity	1,749,609,000	1,648,630,000
Total liabilities and stockholders' equity	1,846,899,000	1,745,980,000
All other subsidiaries and eliminations
Assets:
Cash and due from banks	388,363,000	394,035,000
Money market investments	3,261,688,000	4,170,792,000
Trading account debt securities, at fair value	40,321,000	37,787,000
Debt Securities Available for Sale, at Fair Value	17,648,473,000	13,300,184,000
Debt securities held-to-maturity, at amortized cost	86,101,000	90,014,000
Equity securities	149,322,000	149,012,000
Investment in subsidiaries	0	0
Loans held-for-sale, at lower of cost or fair value	59,203,000	51,422,000
Loans held-in-portfolio:
Loans held-in-portfolio	27,549,874,000	26,625,080,000
Less - Unearned income	180,983,000	155,824,000
Allowance for loan losses	477,298,000	569,193,000
Total loans held-in-portfolio, net	26,891,593,000	25,900,063,000
Premises and equipment, net	552,757,000	566,414,000
Other real estate	121,926,000	136,559,000
Accrued income receivable	180,630,000	165,767,000
Mortgage servicing assets, at fair value	150,906,000	169,777,000
Other assets	1,722,839,000	1,626,119,000
Goodwill	671,123,000	671,123,000
Other intangible assets	22,317,000	20,274,000
Total assets	51,947,562,000	47,449,342,000
Deposits:
Non-interest bearing	9,216,181,000	9,217,058,000
Interest bearing	34,835,462,000	30,752,291,000
Total deposits	44,051,643,000	39,969,349,000
Assets sold under agreements to repurchase	193,378,000	281,529,000
Other short-term borrowings		42,000
Notes payable	421,399,000	577,188,000
Other liabilities	986,865,000	871,733,000
Total liabilities	45,653,285,000	41,699,841,000
Stockholders' equity:
Preferred stock	0	0
Common stock	56,307,000	56,307,000
Surplus	5,847,389,000	5,790,324,000
Retained Earnings (Accumulated Deficit)	555,398,000	327,713,000
Treasury stock, at cost	0	0
Accumulated other comprehensive (loss) income, net of tax	(164,817,000)	(424,843,000)
Total stockholders' equity	6,294,277,000	5,749,501,000
Total liabilities and stockholders' equity	$ 51,947,562,000	$ 47,449,342,000